Filed pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

PROSPECTUS
FEBRUARY 28, 2019
(Amended and Restated as of December 12, 2019)

DOMESTIC EQUITY	Investor	Institutional	SECTOR & SPECIALTY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX	Hennessy BP Energy Fund	HNRGX	HNRIX
Hennessy Focus Fund	HFCSX	HFCIX	Hennessy BP Midstream Fund	HMSFX	HMSIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX	Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX	Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Cornerstone Value Fund	HFCVX	HICVX	Hennessy Japan Small Cap Fund	HJPSX	HJSIX
			Hennessy Large Cap Financial Fund	HLFNX	HILFX
MULTI-ASSET			Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Total Return Fund	HDOGX	—	Hennessy Technology Fund	HTECX	HTCIX
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

hennessyfunds.com  |  1-800-966-4354

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Multi-Asset
Hennessy Total Return Fund	17
Hennessy Equity and Income Fund	20
Hennessy Balanced Fund	24
Sector & Specialty
Hennessy BP Energy Fund	27
Hennessy BP Midstream Fund	31
Hennessy Gas Utility Fund	35
Hennessy Japan Fund	38
Hennessy Japan Small Cap Fund	41
Hennessy Large Cap Financial Fund	44
Hennessy Small Cap Financial Fund	47
Hennessy Technology Fund	50
Important Additional Fund Information	53
Additional Investment Information	54
Historical Performance	55
Management of the Funds	57
Shareholder Information
Pricing of Fund Shares	61
Share Classes	61
Account Minimum Investments	61
Market Timing Policy	62
Telephone Privileges	62
How to Purchase Shares	63
Automatic Investment Plan	64
Retirement Plans	64
How to Sell Shares	65
How to Exchange Shares	67
Systematic Cash Withdrawal Program	67
Dividends and Distributions	68
Tax Information	68
Descriptions of Indices	69
Important Notice Regarding Delivery of Shareholder Documents	70
Electronic Delivery	70
Financial Highlights	71

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate, and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.41%		0.22%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.31%		0.22%
Total Annual Fund Operating Expenses		1.30%		0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$132	$412	$713	$1,568
Institutional	$ 98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). Generally, a majority of the companies selected by the Growth Strategy are small-cap companies (companies with market capitalizations under $1 billion), but the Growth Strategy may also select medium-cap companies (companies with market capitalizations of $1 billion to $8 billion) and large-cap companies (companies with market capitalizations in excess of $8 billion). From the universe of stocks of companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

The Growth Strategy uses sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

The Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation over the past three-month and six-month periods

The Growth Strategy considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.

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DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to five new stocks as dictated by the Growth Strategy.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 2% of its assets.

As of January 31, 2019, the average and median market capitalization of the stocks held by the Fund were $11.2 billion and $1.9 billion, respectively.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Growth Fund, which had the same investment adviser and the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012, and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Growth
Fund – Investor Shares

Return before taxes	-21.22%	2.31%	8.09%

Return after taxes
on distributions	-22.89%	1.86%	7.86%

Return after taxes
on distributions and
sale of Fund shares	-11.21%	1.80%	6.63%

Hennessy Cornerstone Growth
Fund – Institutional Shares

Return before taxes	-20.91%	2.60%	8.44%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	-11.01%	4.41%	11.97%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since June 2000 and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.42%		0.19%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.32%		0.19%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.48%		1.10%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$151	$468	$808	$1,768
Institutional	$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in domestic companies listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges, (ii) foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges and, (iii) foreign companies traded on foreign exchanges.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments, and debt instruments.  The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on approximately 20-30 companies whose valuations in the market are modest, that earn higher than average economic returns, that are well managed, and that have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid

HENNESSY FUNDS	1-800-966-4354

Investor: HFCSX
Institutional: HFCIX

for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financial services sector, and its performance is therefore affected by industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Foreign Securities Risk:  The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market.  Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell MidCap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY FOCUS FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009, and the lowest quarterly return was -14.33% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Focus Fund –
Investor Shares

Return before taxes	-10.47%	5.34%	13.55%

Return after taxes
on distributions	-14.22%	4.07%	12.44%

Return after taxes
on distributions and
sale of Fund shares	-3.33%	4.16%	11.38%

Hennessy Focus Fund –
Institutional Shares

Return before taxes	-10.12%	5.72%	13.95%

Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	-5.24%	7.91%	13.18%

Russell MidCap®
Growth Index
(reflects no deduction for
fees, expenses, or taxes)	-4.75%	7.42%	15.12%

We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Each of Messrs. Rainey, Macauley, and Rothberg has served as a Co-Portfolio Manager of the Fund since August 2009. Prior to that, and while employed by the Fund’s previous sub-advisor, Mr. Rainey served as a Senior Research Analyst to the Fund from 1998 to August 2009, Mr. Macauley served as a Research Analyst to the Fund from 2003 to August 2009, and Mr. Rothberg served as a Research Analyst to the Fund from 2004 to August 2009.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.42%		0.21%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.32%		0.21%
Total Annual Fund Operating Expenses		1.31%		0.95%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$133	$415	$718	$1,579
Institutional	$ 97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Mid Cap 30 Formula”). From the universe of stocks of companies in the S&P Capital IQ Database with market capitalizations between $1 billion and $10 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

stocks and replace the lowest-performing stocks in the portfolio with up to three new stocks as dictated by the Mid Cap 30 Formula.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 3.33% of its assets.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE MID CAP 30 FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 15.10% for the quarter ended March 31, 2013, and the lowest quarterly return was -21.54% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Mid Cap 30
Fund – Investor Shares

Return before taxes	-22.78%	2.78%	10.85%

Return after taxes
on distributions	-27.91%	0.24%	9.26%

Return after taxes
on distributions and
sale of Fund shares	-9.44%	2.40%	9.13%

Hennessy Cornerstone Mid Cap 30
Fund – Institutional Shares

Return before taxes	-22.44%	3.12%	11.24%

Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	-9.06%	6.26%	14.03%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

We use the Russell Midcap® Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.35%		0.22%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.25%		0.22%
Total Annual Fund Operating Expenses		1.24%		0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$126	$393	$681	$1,500
Institutional	$ 98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). From the universe of stocks of companies in the S&P Capital IQ Database, the Large Growth Formula identifies the 50 common stocks with the highest one-year return on total capital that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Price-to-cash flow ratio less than the Database median

3)	Positive total capital

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

HENNESSY FUNDS	1-800-966-4354

Investor: HFLGX
Institutional: HILGX

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE LARGE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010, and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)
			Since
	One	Five	Inception
	Year	Years	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Investor Shares

Return before taxes	-8.98%	5.81%	14.16%

Return after taxes
on distributions	-13.38%	2.56%	11.79%

Return after taxes
on distributions and
sale of Fund shares	-1.83%	4.39%	11.79%

Hennessy Cornerstone Large
Growth Fund – Institutional Shares

Return before taxes	-8.66%	6.05%	14.45%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.78%	8.21%	15.34%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	15.23%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.32%		0.24%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.22%		0.24%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.22%		0.99%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$124	$387	$670	$1,477
Institutional	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying companies by utilizing a quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). From the universe of stocks of companies in the S&P Capital IQ Database, the Value Strategy identifies the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Number of shares outstanding that exceeds the Database average

3)	Twelve-month sales that are 50% greater than the Database average

4)	Cash flow that exceeds the Database average

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2019, the average market capitalization of the stocks held by the Fund was $117.7 billion.

HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  Value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE VALUE FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009, and the lowest quarterly return was -15.70% for the quarter ended March 31, 2009.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Value
Fund – Investor Shares

Return before taxes	-9.34%	5.24%	12.21%

Return after taxes
on distributions	-13.09%	3.34%	10.95%

Return after taxes
on distributions and
sale of Fund shares	-3.81%	3.98%	10.14%

Hennessy Cornerstone Value
Fund – Institutional Shares

Return before taxes	-9.12%	5.45%	12.49%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses, or taxes)	-8.27%	5.95%	11.18%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

We use the Russell 1000® Value Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy has served as a Portfolio Manager of the Fund since June 2000 and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		1.20%
Shareholder Servicing	0.10%
Interest Expense	0.76%
Remaining Other Expenses	0.34%
Acquired Fund Fees and Expenses[1]		0.01%
Total Annual Fund Operating Expenses		1.96%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$199	$615	$1,057	$2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 10% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 Dogs of the Dow stocks in roughly equal dollar amounts and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow Stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review.  At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of

HENNESSY FUNDS	1-800-966-4354

HDOGX

the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Borrowing Risk: The Fund borrows against its investments by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund incurs interest costs when it borrows money, and these costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Total Return Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY TOTAL RETURN FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009, and the lowest quarterly return was -13.44% for the quarter ended March 31, 2009.

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY TOTAL RETURN FUND

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Total Return Fund

Return before taxes	0.11%	6.08%	9.65%

Return after taxes
on distributions	-1.00%	4.04%	8.45%

Return after taxes
on distributions and
sale of Fund shares	0.88%	4.57%	7.84%

75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	-1.97%	7.49%	10.01%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	-3.48%	9.70%	13.16%

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018 and has been employed by the Investment Manager since 2012. Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.47%		0.22%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.37%		0.22%
Acquired Fund Fees and Expenses[1]		0.07%		0.07%
Total Annual Fund Operating Expenses		1.49%		1.09%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$152	$471	$813	$1,779
Institutional	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities, but this allocation mix may change over time based on the Investment Manager’s view of economic conditions and underlying security values.

The Fund invests primarily in the securities of companies listed on U.S. national securities exchanges, including common stock, preferred stock, convertible securities, and high-quality corporate, agency, and government bonds.  The Fund may also invest in mortgage-backed and asset-backed securities and in foreign securities, including American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  The Fund invests without regard to market capitalization.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects.  In choosing which securities to purchase, the equity Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.  Generally, the equity Portfolio Managers may choose to sell a position if it begins to have a significant negative effect on total portfolio value, if they believe it has reached an excessive valuation level, when the company’s fundamentals deteriorate, or when a more attractive candidate is identified through the screening process.

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest up to 10% of the Fund’s assets in high-yield bonds (commonly known as “junk bonds”).

The fixed income Portfolio Managers continuously analyze and assess the variables that influence bond prices. They use this proprietary approach, which combines economic data and technical factors, to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.  They purchase and sell securities in accordance with these principles to meet previously identified sector allocations, duration targets, and curve strategies for the fixed income allocation of the Fund.

As of January 31, 2019, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 6.7 years.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Debt Investments Risk:  The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase in magnitude as a bond’s maturity increases such that a longer-term bond will increase or decrease more significantly with a given change in interest rates than a shorter-term bond.  Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, LIBOR has come under pressure following manipulation allegations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financial services sector, and its performance is therefore affected by industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High-Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index).  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Equity and Income Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”).  The performance information provided for periods on or prior to March 12, 2010, is historical information for the Advisor Class shares of the AFBA Predecessor Balanced Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY EQUITY AND INCOME FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009, and the lowest quarterly return was -7.92% for the quarter ended December 31, 2018.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Equity and Income
Fund – Investor Shares

Returns before taxes	-4.33%	4.46%	8.55%

Returns after taxes
on distributions	-6.20%	2.93%	7.40%

Returns after taxes
on distributions and
sale of Fund shares	-1.18%	3.42%	6.86%

Hennessy Equity and Income
Fund – Institutional Shares

Returns before taxes	-3.98%	4.84%	8.87%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

Blended Balanced Index
(reflects no deduction for
fees, expenses, or taxes)	-2.01%	5.96%	9.17%

We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisor for the equity allocation of the Fund is The London Company of Virginia, LLC (“The London Company”), and the sub-advisor for the fixed income allocation of the Fund is FCI Advisors.

Portfolio Managers

The London Company investment team, which comprises Stephen M. Goddard, CFA, Jonathan T. Moody, CFA, J. Brian Campbell, CFA, and Mark E. DeVaul, CFA and CPA, is primarily responsible for the day-to-day management of the portfolio of the equity allocation of the Fund and for developing and executing its investment program.  Mr. Goddard has served as the Lead Portfolio Manager of the equity allocation of the Fund since July 2007 and is also the Managing Director and Founder of The London Company.  Messrs. Moody, Campbell, and DeVaul have each served as a Portfolio Manager of the equity allocation of the Fund since July 2007, September 2010, and July 2011, respectively.

The FCI Advisors investment team, which comprises Gary B. Cloud, CFA, and Peter G. Greig, CFA, is primarily responsible for the day-to-day management of the portfolio of the fixed income allocation of the Fund and for developing and executing its investment program.  Messrs. Cloud and Greig have each served as a Portfolio Manager of the fixed income allocation of the Fund since July 2007, and each also serves as a Senior Vice President of FCI Advisors.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HBFBX

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		1.09%
Shareholder Servicing	0.10%
Remaining Other Expenses	0.99%
Acquired Fund Fees and Expenses[1]		0.01%
Total Annual Fund Operating Expenses		1.85%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$188	$582	$1,001	$2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 21% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time,

HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY BALANCED FUND

and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index).  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Balanced Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BALANCED FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009, and the lowest quarterly return was -10.19% for the quarter ended March 31, 2009.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Balanced Fund

Return before taxes	0.10%	3.92%	6.66%

Return after taxes
on distributions	-1.13%	2.59%	5.85%

Return after taxes
on distributions and
sale of Fund shares	0.97%	2.98%	5.34%

50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	-0.58%	5.28%	6.95%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	-3.48%	9.70%	13.16%

We use the 50/50 Blended DJIA/Treasury Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

HENNESSY FUNDS	1-800-966-4354

HBFBX

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018 and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

HENNESSY BP ENERGY FUND

Investment Objective

The Hennessy BP Energy Fund seeks total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.25%		1.25%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.42%		0.32%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.32%		0.32%
Total Annual Fund Operating Expenses		1.82%		1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$185	$573	$985	$2,137
Institutional	$160	$496	$855	$1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (the 11 months ended October 31, 2018), the predecessor to the Fund, the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), had a portfolio turnover rate of 72% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies operating in the United States in a capacity related to the supply, transportation, production, transmission, or demand of energy, also known as the energy value chain. Primary categories of the energy value chain include the following:

•
Energy Companies (Supply-side oriented) – Companies across the energy supply chain spectrum, including upstream, midstream, and downstream energy companies of various energy sources such as natural gas, crude oil, refined products, coal, and electricity, as well as companies that provide services to oil and gas companies.

•
Industrial Companies – Energy-intensive chemical, metal, industrial, and manufacturing companies and engineering and construction companies that the Portfolio Managers expect to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

•
Infrastructure Companies – Companies that design, manufacture, install, own, operate, or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering solutions to industrial, commercial, and consumer markets. Examples include (1) a manufacturer of liquefied natural gas products for locomotives powered by natural gas, (2) a manufacturer of engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks, and (3) a specialty energy infrastructure contractor that provides engineering, procurement, and construction services to the oil, gas, refinery, petrochemical, and power industries.

•	Transportation and Logistics Companies – Companies that provide solutions for transportation and logistics to the U.S. manufacturing industry, such as trucking, railroads, and airlines.

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

The Fund invests primarily in common stocks and invests without regard to market capitalization. The Fund may also invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”).

In addition to the principal strategies discussed above, the Fund may also invest in preferred stocks, warrants, options, equity-like instruments, and debt instruments. Furthermore,  the Fund may invest up to 25% of its total assets in high-quality debt securities, preferred stock, and convertible securities of energy renaissance companies, except that with respect to up to 10% of its total assets the Fund may invest in high-yield debt securities, preferred shares, and convertible securities (commonly referred to as “junk securities”). Energy renaissance companies are companies operating in a capacity related to the supply, transportation, storage, refining and intense end use of energy, which can also be described as companies operating across the entire spectrum of the energy value chain.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of each shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so the shareholder may be required to recognize a capital gain when the shareholder sells shares.

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and five-year/since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as additional indices that reflect the market sector in which the Fund invests, the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine Energy Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund was managed by BP Capital Fund Advisors, LLC, and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

HENNESSY BP ENERGY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended June 30, 2016, and the lowest quarterly return was -32.57% for the quarter ended December 31, 2018.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)
		Five Years/
		Since
	One	Inception
	Year	(12/31/13)
Hennessy BP Energy Fund –
Investor Shares[1]

Returns before taxes	-31.16%	-5.79%

Returns after taxes
on distributions	-31.16%	-5.98%

Returns after taxes
on distributions and
sale of Fund shares	-18.45%	-4.33%

Hennessy BP Energy Fund –
Institutional Shares

Returns before taxes	-30.94%	-5.56%

S&P 500® Energy Index
(reflects no deduction for
fees, expenses, or taxes)	-18.09%	-5.56%

S&P North American Natural
Resources Sector Index
(reflects no deduction for
fees, expenses, or taxes)	-21.07%	-6.50%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index as additional indices to compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is BP Capital Fund Advisors, LLC, located in Dallas, Texas.

Portfolio Managers

Toby Loftin and Benton Cook, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Loftin has served as a Portfolio Manager of the Fund since its inception. Mr. Cook has served as a Portfolio Manager of the Fund since September 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP MIDSTREAM FUND

HENNESSY BP MIDSTREAM FUND

Investment Objective

The Hennessy BP Midstream Fund seeks capital appreciation through distribution growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.10%		1.10%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.61%		0.48%
Shareholder Servicing	0.10%		None
Franchise and Income
Tax Expenses[1]	0.03%		0.02%
Remaining Other Expenses	0.48%		0.46%
Total Annual Fund Operating Expenses		1.86%		1.58%
Expense Reimbursement[2]		(0.08)%		(0.06)%
Total Annual Fund Operating Expenses
After Expense Reimbursement		1.78%		1.52%

[1]
Includes state franchise taxes and federal and state income tax expenses, including deferred tax expenses (benefits). The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the Fund’s potential tax expense (benefit) if it were to recognize the unrealized gains (losses) in its portfolio.  Such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments, and general market conditions, and any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year.  While the Fund’s deferred income tax expense (benefit) for the prior fiscal year was zero, the Fund could accrue a deferred income tax expense (benefit) in the future that could significantly impact the Fund’s annual fund operating expenses and subsequently its net asset value.

[2]
The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 1.75% and 2.00% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. The contractual arrangement will continue until October 25, 2020, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$181	$577	$998	$2,173
Institutional	$155	$493	$855	$1,873

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (the 11 months ended October 31, 2018), the predecessor to the Fund, the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), had a portfolio turnover rate of 64% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in midstream energy infrastructure companies. An issuer is considered to be a midstream energy infrastructure company if it owns and operates assets used in energy logistics, including, without limitation, assets used in transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or provides energy-related equipment and services. The Fund invests primarily in master limited partnerships (“MLPs”) and common stocks. MLPs are generally energy-related or natural resource-related companies. The Fund invests without regard to market capitalization.  In addition to the aforementioned principal strategies, the Fund may also invest in preferred stocks, warrants, options, equity like instruments, and debt instruments.

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

In selecting investments for the Fund, the Portfolio Managers combine a top-down deductive reasoning approach with a detailed bottom-up analysis of individual companies that have exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is non-diversified under the Investment Company Act and under Subchapter M of the Code. Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. In addition, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so a shareholder may be required to recognize a capital gain when the shareholder sells shares.

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital and any special cash payments received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources (the latter of which represents a return of capital). A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities held by the Fund, such as MLP units, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year.

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY BP MIDSTREAM FUND

risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders.

MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund from the companies in which it invests that are considered to be return of capital and for any net operating gains. Any deferred tax liability balance reduces the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and five-year./since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian MLP Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Predecessor

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

BP TwinLine MLP Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund was managed by BP Capital Fund Advisors, LLC and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BP MIDSTREAM FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.27% for the quarter ended June 30, 2016, and the lowest quarterly return was -26.04% for the quarter ended September 30, 2015.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)
		Five Years/
		Since
	One	Inception
	Year	(12/31/13)
Hennessy BP Midstream Fund –
Investor Shares[1]

Returns before taxes	-21.20%	-6.12%

Returns after taxes
on distributions	-21.20%	-6.19%

Returns after taxes
on distributions and
sale of Fund shares	-12.55%	-4.49%

Hennessy BP Midstream Fund –
Institutional Shares

Returns before taxes	-20.96%	-5.87%

Alerian MLP Index
(reflects no deduction for
fees, expenses, or taxes)	-12.42%	-7.31%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the Alerian MLP Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “returns after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is BP Capital Fund Advisors, LLC, located in Dallas, Texas.

Portfolio Managers

Toby Loftin and Benton Cook, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Loftin has served as a Portfolio Manager of the Fund since its inception. Mr. Cook has served as a Portfolio Manager of the Fund since June 2017.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND

Investment Objective

The Hennessy Gas Utility Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%		0.40%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.46%		0.25%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.36%		0.25%
Total Annual Fund Operating Expenses		1.01%		0.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$103	$322	$558	$1,236
Institutional	$ 66	$208	$362	$ 810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. The AGA Stock Index consists of all publicly traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as

HENNESSY FUNDS	1-800-966-4354

Investor: GASFX
Institutional: HGASX

subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry, and its performance is therefore tied closely to, and affected by, industry developments. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009, and the lowest quarterly return was -10.89% for the quarter ended March 31, 2009.

Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Fund – Investor Shares

Returns before taxes	-3.51%	4.88%	11.54%

Returns after taxes
on distributions	-5.95%	3.47%	10.39%

Returns after taxes
on distributions and
sale of Fund shares	-0.17%	3.74%	9.53%

Hennessy Gas Utility
Fund – Institutional Shares

Returns before taxes	-3.15%	5.02%	11.62%

AGA Stock Index
(reflects no deduction for
fees, expenses, or taxes)	-2.59%	5.99%	12.50%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.48%		0.21%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.38%		0.21%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.44%		1.02%

1	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$147	$456	$787	$1,724
Institutional	$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 1% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2019, the average market capitalization of the stocks held by the Fund was $36.8 billion.

While the Fund is considered a diversified mutual fund, it employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at an attractive price.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the industrials sector, and its performance is therefore affected by industry developments. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.12% for the quarter ended June 30, 2009, and the lowest quarterly return was -13.97% for the quarter ended March 31, 2009.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Japan Fund –
Investor Shares

Returns before taxes	-6.57%	10.65%	11.99%

Returns after taxes
on distributions	-6.47%	10.67%	12.02%

Returns after taxes
on distributions and
sale of Fund shares	-3.78%	8.50%	10.08%

Hennessy Japan Fund –
Institutional Shares

Returns before taxes	-6.19%	11.02%	12.29%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses, or taxes)	-14.42%	4.02%	5.85%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	-14.30%	3.91%	5.75%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the distributions or sale of Fund shares. Additionally, the Fund’s “return after taxes on distributions” may be higher than its “returns before taxes” because it may include a tax benefit due to the capital losses generated by distributions.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda, CFA and CMA, and Yu Shimizu, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Takeda has served as a Portfolio Manager of the Fund since November 2006, and Mr. Shimizu has served as a Portfolio Manager of the Fund since January 2012.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.51%		0.24%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.41%		0.24%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.47%		1.05%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$150	$465	$803	$1,757
Institutional	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 35% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.  As of December 31, 2018, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 289 billion Japanese yen, or the equivalent of $2.6 billion.  This market capitalization range will vary due to market conditions.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. The Fund’s investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at an attractive price.  The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks.  The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPSX
Institutional: HJSIX

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism,a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the industrials sector, and its performance is therefore affected by industry developments. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Small Cap Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

HENNESSY JAPAN SMALL CAP FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009, and the lowest quarterly return was -15.08% for the quarter ended December 31,2018.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)
	One	Five	Ten
	Year	Years	Years
Hennessy Japan Small Cap
Fund – Investor Shares

Returns before taxes	-12.51%	11.50%	13.35%

Returns after taxes
on distributions	-13.17%	10.54%	11.58%

Returns after taxes
on distributions and
sale of Fund shares	-6.89%	9.06%	10.61%

Hennessy Japan Small Cap
Fund – Institutional Shares

Returns before taxes	-12.13%	11.76%	13.48%

Russell/Nomura
Small Cap™ Index
(reflects no deduction for
fees, expenses, or taxes)	-18.12%	6.53%	8.40%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	-14.30%	3.91%	5.75%

We use the Russell/Nomura Small Cap™ Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura, CFA and CMA, and Tetsuya Hirano, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Fujimura has served as Portfolio Manager of the Fund since its inception, and Mr. Hirano has served as Portfolio Manager of the Fund since October 2015.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.64%		0.44%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.54%		0.44%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.70%		1.35%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$173	$536	$923	$2,009
Institutional	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies “principally engaged” in the business of providing financial services.  An issuer is considered “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate.  Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization drops below $3 billion.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Medium-Sized Companies Risk:  The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Industry Concentration Risk:  The Fund concentrates its investments in the financial services group of industries, and its performance is therefore tied closely to, and affected by, industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Financial Services Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Large Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY LARGE CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Large Cap Financial
Fund – Investor Shares

Returns before taxes	-11.73%	4.17%	10.03%

Returns after taxes
on distributions	-12.34%	2.84%	9.24%

Returns after taxes
on distributions and
sale of Fund shares	-6.47%	3.16%	8.24%

Hennessy Large Cap Financial
Fund – Institutional Shares

Returns before taxes	-11.40%	4.46%	10.18%

Russell 1000®
Financial Services Index
(reflects no deduction for
fees, expenses, or taxes)	-8.11%	8.49%	11.66%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.78%	8.21%	13.28%

We use the Russell 1000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since its inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.49%		0.25%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.39%		0.25%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		1.55%		1.16%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$158	$490	$845	$1,845
Institutional	$118	$368	$638	$1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies “principally engaged” in the business of providing financial services.  An issuer is considered “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization rises above $3 billion.

HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Industry Concentration Risk:  The Fund concentrates its investments in the financial services group of industries, and its performance is therefore tied closely to, and affected by, industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Financial Services Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Small Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.41% for the quarter ended December 31, 2016, and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Small Cap Financial
Fund – Investor Shares

Returns before taxes	-15.86%	3.87%	9.10%

Returns after taxes
on distributions	-17.17%	1.59%	7.67%

Returns after taxes
on distributions and
sale of Fund shares	-8.37%	3.00%	7.45%

Hennessy Small Cap Financial
Fund – Institutional Shares

Returns before taxes	-15.46%	4.27%	9.38%

Russell 2000®
Financial Services Index
(reflects no deduction for
fees, expenses, or taxes)	-10.83%	6.26%	9.69%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	-11.01%	4.41%	11.97%

We use the Russell 2000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since its inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		2.81%		2.53%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	2.71%		2.53%
Acquired Fund Fees and Expenses[1]		0.01%		0.01%
Total Annual Fund Operating Expenses		3.71%		3.28%
Expense Reimbursement[2]		(2.47)%		(2.29)%
Total Annual Fund Operating Expenses
After Expense Reimbursement		1.24%		0.99%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.
[2]
The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund.  The contractual arrangement will continue until February 28, 2020, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date).  The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$126	$906	$1,706	$3,799
Institutional	$101	$795	$1,513	$3,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following industries: application software, communications equipment, data processing, electronic components and manufacturing services, home entertainment software, internet and direct marketing retailers, internet software and services, IT consulting, semiconductor equipment, systems software, and technology hardware, storage, and distributors.

From a universe of stocks in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the portfolio

HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

management team identifies approximately 60 common stocks (weighted equally by dollar amount) with the following attributes:

•	Sector-leading cash flows and profits

•	History of delivering returns in excess of cost of capital

•	Attractive relative valuation

•	Ability to generate cash

•	Attractive balance sheet risk profile

•	Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced approximately on a monthly basis.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the technology industry, and its performance  is therefore tied closely to, and affected by, industry developments. Technology companies face intense competition and may be subject to extensive regulatory requirements.  They may have limited product lines, markets, financial resources, or personnel.  The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500® Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Technology Fund (the “Predecessor Technology Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Technology Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.58% for the quarter ended June 30, 2009, and the lowest quarterly return was -19.05% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years
Hennessy Technology Fund –
Investor Shares

Returns before taxes	-1.82%	4.85%	10.78%

Returns after taxes
on distributions	-6.25%	3.44%	10.04%

Returns after taxes
on distributions and
sale of Fund shares	-0.16%	3.50%	8.80%

Hennessy Technology Fund –
Institutional Shares

Returns before taxes	-1.60%	5.18%	11.05%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses, or taxes)	-2.84%	10.97%	16.81%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, served as a Co-Portfolio Manager of the Fund from February 2017 to May 2018, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 A.M. and 7:00 P.M. Eastern time/6:00 A.M. and 4:00 P.M. Pacific time on Monday through Thursday or between 9:00 A.M. and 5:00 P.M. Eastern time/6:00 A.M. and 2:00 P.M. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bancorp Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Funds’ distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Funds.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend a Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. If a Fund does so, it must provide 60 days’ notice to shareholders prior to implementing the change. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures regarding disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the acquired fund (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities in the ordinary course of business in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategy or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Technology Fund:

•	Each Fund only purchases stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from the universe of stocks in the S&P Capital IQ Database. The S&P Capital IQ Database is a robust and comprehensive source of data on publicly traded domestic and foreign common stocks and contains financial, statistical, and market data for different regions of the world.[1]

•
Each Fund offers a consistent and disciplined approach to investing based on a buy and hold philosophy that rejects the idea of market timing. Except as provided below, the Investment Manager expects stocks held in each Fund’s portfolio to remain the same until the next rebalance period, regardless of any adverse developments concerning a company, an industry, the economy, or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated and the resulting data would have precluded the stock from being selected for the portfolio, the Investment Manager reserves the right to replace that stock with another stock meeting the Fund’s criteria. Additionally, each of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund has discretion to make a limited monthly adjustment to replace the lowest-performing stocks in its portfolio with new stocks as dictated by the Fund’s criteria.

•
When each Fund receives new cash flow from the sale of its shares, it is first used to the extent necessary to meet redemptions. Any remaining cash is invested pro rata across the Fund’s portfolio (without any intention to rebalance the portfolio on an interim basis). Such purchases are generally made on a weekly basis, but may be made on a more or less frequent basis at the discretion of the Investment Manager depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund may meet redemption requests by selling securities on a pro rata basis. Thus, interim purchases and sales of securities are based on current portfolio weightings and are made without regard to whether or not a particular security continues to meet the Fund’s criteria.

In the event of extreme market volatility, the Investment Manager reserves the right to forego the use of three-month or six-month positive stock price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

The following statements apply to both the Hennessy Total Return Fund and the Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund takes temporary defensive positions. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes, and repurchase agreements) or money market mutual funds.

[1]
Although S&P Global Market Intelligence (“S&P Global”) obtains information for inclusion in, or for use in, the S&P Capital IQ Database from sources that it considers reliable, S&P Global does not guarantee the accuracy or completeness of the information contained in the S&P Capital IQ Database. S&P Global makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the S&P Capital IQ Database. S&P Global makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P Capital IQ Database. “Standard & Poor’s,” “S&P,” and “Capital IQ” are trademarks of S&P Global. The Funds are not sponsored, endorsed, sold, or promoted by S&P Global or any of its affiliates or parent companies.

HENNESSYFUNDS.COM

ADDITIONAL INVESTMENT INFORMATION AND HISTORICAL PERFORMANCE

•
When funding redemption requests, each Fund first utilizes any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it endeavors to maintain its asset allocation strategy. Each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions, thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of the Large Growth Formula

Because the Hennessy Cornerstone Large Growth Fund does not yet have 10 years of actual performance, we have included the following charts and tables that compare the total return of the Large Growth Formula with the returns of the Fund’s benchmark index and the returns of the S&P 500® Index for each of the last 10 years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated and the actual performance of the Investor Class shares of the Fund since its inception. For the historical periods, the Large Growth Formula employed by the Fund assumes a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Investment Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Investment Manager or from statistical services, reports, or other sources that the Investment Manager believes are reliable.

Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: (i) the Fund may not be fully invested at all times; (ii) not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; (iii) purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; (iv) the actual rebalancing dates vary slightly from year to year; (v) in managing the Fund, the Investment Manager may make limited modifications to the Large Growth Formula as necessary to comply with federal tax laws; (vi) and the returns of the portfolio do not reflect the fees, commission costs, or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs, and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Investment Manager’s decision-making under actual circumstances. However, except as described above, the Investment Manager does not believe there was any circumstance that would have caused deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate that if earned each year in a multiple-year period, would produce the cumulative rate of return over that period.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE LARGE GROWTH FUND – INVESTOR CLASS SHARES[1]

	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	Total
Cornerstone Large Growth	54.61%	18.85%	2.59%	10.44%	33.79%	16.18%	-6.60%	14.69%	17.08%	-8.98%	152.65%
Russell 1000® Index	28.43%	16.10%	1.50%	16.42%	33.11%	13.24%	0.92%	12.05%	21.69%	-4.78%	138.67%
S&P 500® Index	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	1.38%	11.96%	21.83%	-4.38%	136.50%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

[1]
The hypothetical performance assumes a December 31 rebalance date.  For the periods from January 1, 2009, through March 19, 2009, returns are hypothetical and do not reflect fees, commission costs, or expenses. For the periods from March 20, 2009, through December 31, 2018, returns are based on actual Fund performance and are net of fees, commission costs, and expenses.

For additional information on the indices above, please see “Descriptions of Indices” on page 69 of this Prospectus.

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HISTORICAL PERFORMANCE AND MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is a registered investment advisor and is the investment manager of the Funds. The Investment Manager’s address is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945.

The Investment Manager has been providing investment advisory services since 1989. The Investment Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2019, the Investment Manager managed approximately $5.2 billion of net assets on behalf of the Funds.

Management Fees

For its services, each Fund pays the Investment Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Investment Manager the following management fees, which remain current as of the date of this Prospectus.

FUND	MANAGEMENT FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy BP Energy Fund	1.25%*
Hennessy BP Midstream Fund	1.10%*
Hennessy Gas Utility Fund	0.40%
Hennessy Japan Fund	0.80%
Hennessy Japan Small Cap Fund	0.80%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Technology Fund	0.74%

*	Prior to the reorganization that took place on October 26, 2018, management fees were paid to the Fund’s prior investment advisor.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and, if applicable, the sub-advisory agreement for each Fund except the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund is available in the semi-annual report of the applicable Fund for the period ended April 30, 2018.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreement for the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund is available in the annual report of the applicable Fund for the period ended October 31, 2018.

Portfolio Managers Employed by the Investment Manager

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers.

Neil J. Hennessy has served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund since June 2000 and of the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund since their inception dates. Mr. Hennessy has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.

David H. Ellison has served as a Portfolio Manager of the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since their inception.  He has been employed by the Investment Manager since 2012. Prior to that, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Ryan C. Kelley, CFA, has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, and the Hennessy Small Cap Financial Fund since October 2014 and previously served as a Co-Portfolio Manager of those same Funds from March 2013 through September 2014.  He also has served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017 and as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018. He previously served as a Co-Portfolio Manager of the Hennessy Technology Fund from February 2017 to May 2018.  He has been employed by the Investment Manager since 2012. Prior to that, Mr. Kelley was employed by FBR Fund Advisers, Inc.

L. Joshua Wein, CAIA, has served as a Co-Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, Hennessy

HENNESSY FUNDS	1-800-966-4354

Total Return Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, and the Hennessy Technology Fund since February 2019 and previously served as a Senior Portfolio Analyst of those same Funds from the time he joined the Investment Manager in September 2018 until February 2019. Prior to that, Mr. Wein served as Director of Alternative Investments and Co-Portfolio Manager at Sterling Capital Management from 2008 to 2018.

Sub-Advisors

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 530, Arlington, VA 22209.  Broad Run has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2012.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the equity allocation of the Hennessy Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”), located at 1800 Bayberry Court, Suite 301, Richmond, VA 23226.  The London Company is registered with the SEC as an investment adviser and has been providing investment advisory services since 1994.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the fixed income allocation of the Hennessy Equity and Income Fund to FCI Advisors, located at 5901 College Boulevard, Suite 110, Overland Park, KS 66211.  FCI Advisors is registered with the SEC as an investment adviser and has been providing investment advisory services since 1966.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund to BP Capital Fund Advisors, LLC (“BP Capital”), located at 2311 Cedar Springs Road, Suite 200, Dallas, Texas 75201. BP Capital has been registered with the SEC as an investment adviser since 2013.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”), located at Shinagawa Season Terrace 6F, 1-2-70 Konan, Minato-ku, Tokyo 108-0075, Japan.  SPARX is a wholly owned subsidiary of SPARX Group Co., Ltd., that has been in business since 1989 and is a publicly listed company traded on JASDAQ.  SPARX is registered with the SEC as an investment adviser.  In addition, SPARX is registered with the Japanese authority to conduct activities in the investment management business, the investment advisory and agency business, the first financial instruments business, and the second financial instruments business.  The first financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with high liquidity, over-the-counter derivatives trading, and customer asset administration. The second financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with lower liquidity and handling offerings of trust beneficiary rights and limited partnership interests.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers unless specifically noted otherwise.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT MANAGEMENT, LLC

David S. Rainey, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Rainey served as a Senior Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 1998.

Brian E. Macauley, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2003.

Ira M. Rothberg, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2004.

HENNESSY EQUITY AND INCOME FUND – EQUITY ALLOCATION – THE LONDON COMPANY OF VIRGINIA, LLC

Stephen M. Goddard, CFA, has served as the lead Portfolio Manager of the equity allocation of the Fund since 2007. He is Managing Director and Founder of The London Company and heads The London Company’s Investment Team as Chief Investment Officer.

J. Brian Campbell, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2010. He is a member of The London Company’s Investment Team.

HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS

Mark E. DeVaul, CFA and CPA, has served as a Portfolio Manager of the equity allocation of the Fund since 2011. He is a member of The London Company’s Investment Team.

Jonathan T. Moody, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2007. He is a member of The London Company’s Investment Team.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME ALLOCATION – FCI ADVISORS

Gary B. Cloud, CFA, has served as a Portfolio Manager of the fixed income allocation of the Hennessy Equity and Income Fund since 2007. He is a Senior Vice President and Portfolio Manager of FCI Advisors and serves as a member of FCI Advisors’ Fixed Income Investment Committee.

Peter G. Greig, CFA, has served as a Portfolio Manager of the fixed income allocation of the Hennessy Equity and Income Fund since 2007. He is a Senior Vice President and Portfolio Manager of FCI Advisors and chairs FCI Advisors’ Fixed Income Investment Committee.

HENNESSY BP ENERGY FUND AND HENNESSY BP MIDSTREAM FUND – BP CAPITAL FUND ADVISORS, LLC

Toby Loftin has served as a Portfolio Manager of the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund since their inception.

      Benton Cook, CFA, has served as a Portfolio Manager of the Hennessy BP Energy Fund since September 2019 and of the Hennessy BP Midstream Fund since June 2017. Prior to joining BP Capital, Mr. Cook was a Portfolio Manager with Mariner Investment Group from 2016 to 2017 and a Portfolio Manager with A.G. Hill Partners from 2009 to 2015.

HENNESSY JAPAN FUND AND HENNESSY JAPAN SMALL CAP FUND – SPARX ASSET MANAGEMENT CO., LTD.

The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are sub-advised by the largest independent manager in Japan with some of the most experienced Asia-based asset management specialists.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Tadahiro Fujimura, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since its inception and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has served as the Chief Investment Officer of SPARX since April 2013, served as the head of the Investment & Research Division from April 2010 to December 2015, and is responsible for overseeing the Japanese Mid and Small Cap Strategies for SPARX.

Masakazu Takeda, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since November 2006 and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has been an analyst and fund manager with SPARX since 1999.

Tetsuya Hirano, CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since October 2015.  He has been employed by SPARX since July 2006.  Mr. Hirano also served as a Portfolio Manager of the Hennessy Japan Fund from June 2010 to January 2012.

Yu Shimizu, CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since January 2012. He has been employed by SPARX since 2005 and acts as the head of the Investment & Research Division.

Sub-Advisory Fee

For the most recent fiscal year, the Investment Manager (not the Funds) paid a sub-advisory fee, based on the daily net assets of each sub-advised Fund, at the following rates:

•	For the Hennessy Focus Fund, at the rate of 0.29%;

•	For the equity allocation of the Hennessy Equity and Income Fund, at the rate of 0.33%;

•	For the fixed income allocation of the Hennessy Equity and Income Fund, at the rate of 0.27%;

•	For the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund, at the rate of 0.40%; and

•
For the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, (i) until February 28, 2018, at the rate of 0.35% for the Hennessy Japan Fund and 0.20% for the Hennessy Japan Small Cap Fund, and (ii) beginning February 28, 2018, at the rate of 0.35% of the first $500 million of its daily net assets, 0.40% of the next $500 million of its daily net assets, and 0.42% of its daily net assets over $1 billion.

The Investment Manager pays sub-advisory fees from its own assets, and these fees are not additional expenses of the Funds.

HENNESSY FUNDS	1-800-966-4354

Additional Investment Manager and Sub-Advisor Information

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds that they manage.

As previously noted, the sub-advisors to the Funds, as applicable, act as the portfolio managers for the sub-advised Funds.  However, as the investment advisor to the sub-advised Funds, the Investment Manager has overall supervisory responsibility for the general management and investment of the sub-advised Funds’ securities portfolios and, as such, performs the following activities for the sub-advised Funds: (1) sets each sub-advised Fund’s overall investment strategies; (2) monitors and evaluates the performance of the sub-advisors, including their compliance with the investment objectives, policies and restrictions of the applicable Fund; and (3) implements and maintains procedures to monitor the compliance of the sub-advisors with the Funds’ investment objectives, policies, and restrictions.

Distribution Fees

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to use up to 0.25% of the average daily net assets of its Investor Class shares to pay sales, distribution, and other fees for the sale and distribution of its shares and for shareholders services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of the average daily net assets of each such Fund as a Rule 12b-1 fee.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each Fund has entered into a Shareholder Servicing Agreement with the Investment Manager. The Shareholder Servicing Agreement provides that the Investment Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations, and addresses;

•	responding generally to shareholder questions; and

•	providing such other similar services as may be requested.

For such services, each Fund pays an annual service fee to the Investment Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares are not subject to this servicing fee.

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MANAGEMENT OF THE FUNDS AND SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the NYSE, which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values money market instruments it holds with an original term to maturity of 60 days or less at their amortized cost, which approximates fair market value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined under the supervision of the Fund’s Board of Trustees.  If a Fund holds securities traded on a foreign exchange, such securities may trade on weekends or other days when the Fund does not price its shares and thus affect the Fund’s NAV on days when investors will not be able to purchase or redeem the Fund’s shares.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and a Fund may not be able to sell a security at the fair value. Market quotations may not be available if, for example, trading in particular securities was halted during the day and not resumed prior to the close of trading on the applicable stock exchange.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (sometimes referred to as the “Transfer Agent”), prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. The Transfer Agent will process purchase and redemption orders received after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

FOR QUESTIONS PLEASE CALL

Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

U.S. Bank Global Fund Services,
Transfer Agent for the Funds
1-800-261-6950
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Share Classes

Each Fund other than the Hennessy Total Return Fund and the Hennessy Balanced Fund offers Institutional Class shares.  Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAVs of the two Classes on the conversion date.

Account Minimum Investments – Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRAs”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement. A $100 minimum exists for each additional investment made through an Automatic Investment Plan. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

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Account Minimum Investments – Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. For corporate sponsored retirement plans, there is no minimum investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through an Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit, and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution, or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Investment Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of Fund shares by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Funds enter into shareholder information agreements with financial intermediaries that purchase Fund shares for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history, both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, may take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers shareholders the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify, or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” below. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received prior to the close of regular trading on the NYSE to receive same-day pricing. During

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periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time).

How to Purchase Shares

You may purchase shares of the Funds on any day the NYSE is open for trading.  Purchase requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

You may purchase Fund shares by check, wire, or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all share purchases. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for corporations) to help the Transfer Agent verify your identity. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. If you are opening the account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, etc.), you must also supply the identity of the beneficial owners. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to non-U.S. residents, subject to the discretion of the Funds.  Other than U.S. military personnel with an APO or FPO address, U.S. citizens living abroad may purchase Fund shares only if they have a social security number and a physical address (not a P.O. box) within the United States, subject to the discretion of the Funds.  The Funds reserve the right, in their sole discretion and to the extent permitted by applicable law, to sell shares to non-U.S. residents.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to one of the following addresses:

For regular mail delivery:	For overnight delivery:
For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Subsequent investments must be accompanied by a letter indicating the name or names in which the account is registered and the account number or by the Invest by Mail Form that is attached to your confirmation statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check, or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

Prior to wiring funds, a completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or fax. Upon receipt of your application, your account will be established and a service representative will contact you to provide an account number and wiring

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instructions to U.S. Bank N.A. If you do not receive this information within one business day, you may call the Transfer Agent at 1-800-261-6950. If you are making a subsequent purchase, prior to wiring funds, please notify the Transfer Agent. U.S. Bank N.A. must receive wired funds before the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same-day pricing. Wired funds received after that time will be processed the following trading day with the following trading day’s pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number, and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to the following:

Hennessy Funds
c/o U.S. Bank N.A.	Credit: U.S. Bank Global Fund Services
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name, and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell, and exchange Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Fund to sell its shares. When you place your order with a broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. The broker holds your Fund shares in its name and maintains your individual ownership records. The Investment Manager may pay the broker for maintaining these records as well as providing other shareholder services. The broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions, and ensuring that you receive copies of the applicable Fund’s Prospectus.

If you decide to purchase Fund shares through a broker, please carefully review the program materials provided to you by the broker, because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.  The broker is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, brokers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

HOW DO I PURCHASE SHARES BY TELEPHONE?

You may not make an initial investment in a Fund by telephone, but you may purchase additional Fund shares if your account has been open for at least seven business days by calling 1-800-261-6950. Unless you have declined telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account on record through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account on record to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually, and annually) that the shareholder selects. Your financial institution must be a member of the Automated Clearing House (ACH) Network. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com. Signed applications should be received by the Transfer Agent at least seven business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment, or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or in written form five calendar days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account

•	Traditional IRA

•	Roth IRA

•	SEP-IRA for sole proprietors, partnerships and corporations

•	SIMPLE-IRA

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The Funds recommend that investors consult with a financial or tax adviser regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution (exclusive of systematic distribution plans), or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Redemption requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

HOW DO I SELL SHARES BY MAIL?

You may redeem your Fund shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next NAV calculated by the Fund. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that are required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar shareholders. The redemption request should be signed by all shareholders whose names appear on the account registration. In addition, please specify whether proceeds are to be sent by mail, wire, or electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required.

Please see the section “When are signature guarantees required?” below.  Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain whether additional documentation is required.

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your Fund shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on a day when the NYSE is open for trading. If you are redeeming from an IRA or other retirement or qualified plan, you will be asked whether you want federal income taxes (generally 10%) withheld from the distribution.  Redemption proceeds will be sent by check to the address of record unless you elect to have proceeds transferred to your bank account on record.  You may have difficulties making a telephone redemption during periods of abnormal market activity because of higher than usual call wait times.  If this occurs, you may make your redemption request in writing.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;

•	The redemption proceeds are to be payable or sent to any person, address, or bank account not on record;

•	Account ownership is being changed; or

•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund or the Transfer Agent may require a signature guarantee in other circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

For redemption proceeds that are paid directly to you by the Hennessy Funds, the Hennessy Funds typically expect to pay redemption proceeds by check or by wire to you within three

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business days following receipt of your redemption request in proper form as discussed in this Prospectus; however, in all cases it may take up to seven calendar days to pay redemption proceeds. If you did not purchase your Fund shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

You may have a check sent to you at your address of record, proceeds may be wired to your bank account on record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete and share-specific redemption, or deducted from your remaining account balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, but credit may not be available up to three business days.

Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are insufficient to meet redemption requests, a Fund may choose to borrow money through the Funds’ bank line of credit. A Fund may also choose to sell portfolio securities to meet redemption requests, if consistent with the management of such Fund. These methods will be used regularly and may also be used in stressed market conditions.

The Hennessy Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the applicable Hennessy Fund’s portfolio (referred to as an “in kind” distribution) and may do so in the form of pro-rata slices of a Fund’s portfolio, individual securities, or a representative basket of securities. It is not expected that the Hennessy Funds would make an in kind distribution except in unusual circumstances. If a Hennessy Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges to convert the securities to cash. Also, a shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED OR CONVERTED?

A Fund may involuntarily redeem your shares upon certain conditions as determined by the Board of Trustees, including, but not limited to (i) if you fail to provide the Fund with identification required by law, (ii) if a Fund is unable to verify information received from you, or (iii) to reimburse a Fund for any loss sustained by reason of any failure by you to make full payment for shares purchased.  Additionally, as discussed in more detail below, shares may be redeemed or converted in connection with the closing of small accounts.

A Fund may redeem the shares in your Investor Class account involuntarily if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your Investor Class account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  Any time shares are redeemed in a taxable account, it is considered a taxable event.  You are responsible for any tax liabilities associated with an involuntary redemption of your account.

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. Involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund, or the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which the applicable FBR Fund was reorganized.

WHAT HAPPENS IF MY ACCOUNT IS INACTIVE FOR AN EXTENDED PERIOD OF TIME?

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check (no interest is accrued or paid on amounts

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represented by uncashed distribution or redemption checks), update the shareholder’s mailing address, or respond to Fund inquiries within the specified time period.  For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account.  Texas residents have the ability to designate a representative to receive legislatively required unclaimed property notifications.  Please contact the Texas Comptroller of Public Accounts for further information.  If the assets within your account are deemed to be abandoned under the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator.  You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

How to Exchange Shares

You may exchange shares of any Fund for shares in an identically registered account of any other Fund any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Exchange requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day. Requests received after that time will be processed the following trading day at the following trading day’s pricing. Prior to making an exchange into any other Fund, you should carefully read that Fund’s Prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555 or visiting hennessyfunds.com. Please keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Retail Prime Obligations Fund, a money market mutual fund not affiliated with the Funds, the Investment Manager, or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Investment Manager, or the sub-advisors of an investment in the First American Retail Prime Obligations Fund. Prior to making an exchange into the First American Retail Prime Obligations Fund, you should carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other Fund, you should also give the name and account number for that Fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 before the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time). If you are exchanging Fund shares by telephone, you will be subject to certain identification procedures, which are listed under “Telephone Privileges” above.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Systematic Cash Withdrawal Program

As another convenience, you may redeem Investor Class shares of a Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, the Fund will send you a check or you may have the proceeds sent directly to your bank account on record via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly, or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may elect to terminate your participation in this program at any time by calling or writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

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Dividends and Distributions

Capital Gains.  Each of the Funds declares and pays capital gains, if any, annually, usually in December.

Dividends.  The following Funds declare and pay dividends, if any, at the end of each calendar quarter:
Hennessy Total Return Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund
Hennessy Gas Utility Fund

The Hennessy BP Midstream Fund anticipates declaring and paying distributions to its shareholders quarterly at the end of the months of February, May, August, and November at a rate that is approximately equal to the distribution rate the Fund receives from its portfolio companies, without any offset for the expenses of the Fund.

All Funds not listed above declare and pay dividends, if any, annually, usually in December.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	Split Cash Reinvest Options:

o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for at least six months, each Fund reserves the right to reinvest the distribution check in your account at the current NAV of the Fund and to reinvest all subsequent distributions.

You may make this election on the Account Application. If you do not make an election, your distributions will be reinvested in additional Fund shares. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950. Any changes should be submitted at least five calendar days prior to the record date of the distribution.

Tax Information

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the SAI for additional federal income tax information.

Other than the Hennessy BP Midstream Fund, each Fund has elected to be treated and intend to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation and consequently, a reduction in income available for distribution to you as a shareholder.

The Hennessy BP Midstream Fund will not be taxed as a RIC, but as a “C” corporation that is subject to corporate income tax. The resulting corporate taxes could substantially reduce the Hennessy BP Midstream Fund’s net assets, the amount of income available for distribution, and the amount of the Hennessy BP Midstream Fund’s distributions.

The Funds’ distributions, whether received in cash or additional shares of a Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Fund shares that have appreciated securities, you will receive a taxable return of part of your investment if an when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You generally will recognize taxable capital gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will be long-term capital gain or loss if the shares were held for more than one year.

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss, and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different permissible method. Please consult with your tax adviser.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

When you receive a distribution from the Funds or redeem shares, you may be subject to backup withholding.

Descriptions of Indices1,2,3

Descriptions of the indices used in this Prospectus are found below. These indices are used in the Prospectus for comparative purposes in accordance with SEC regulations.

50/50 Blended DJIA/Treasury Index – This index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index.

75/25 Blended DJIA/Treasury Index – This index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index.

AGA Stock Index – This index is a capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association whose securities are traded on a U.S. stock exchange.

Alerian MLP Index – This index is of companies that earn a majority of their cash flow from midstream activities involving energy commodities.

Blended Balanced Index – This index consists of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index.

Bloomberg Barclays Intermediate U.S. Government/Credit Index – This index measures performance of U.S. dollar-denominated Treasury securities and government-related and investment-grade corporate securities that have remaining maturities of greater than or equal to one year and less than ten years. Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Dow Jones Industrial Average – This index is a price-weighted average of 30 significant stocks traded on the NYSE or The NASDAQ Stock Market.

NASDAQ Composite Index – This index comprises all common stocks listed on The NASDAQ Stock Market.

Russell 1000® Financial Services Index – This index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market.

Russell 1000® Index – This index comprises the 1,000 largest companies in the Russell 3000® Index, based on market capitalization.

Russell 1000® Value Index – This index comprises those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

Russell 2000® Financial Services Index – This index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financial services sector of the small-capitalization U.S. equity market.

Russell 2000® Index – This index comprises the smallest 2,000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® total market capitalization.

Russell 3000® Index – This index comprises the 3,000 largest U.S. companies, as determined by market capitalization.  This portfolio of securities represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Growth Index – This index comprises approximately 65% of the total market value of the Russell MidCap® Index and includes companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index – This index comprises approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of their market capitalization and current index membership.

Russell/Nomura Small Cap™ Index – This index contains the bottom 15% of the Russell/Nomura Total Market™ Index, in terms of market capitalization.

Russell/Nomura Total Market™ Index – This index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s over-the-counter market, in terms of market capitalization.

S&P 500® Energy Index – This index comprises those companies included in the S&P 500 that are classified in the Energy sector.

S&P 500® Index – This index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

S&P North American Natural Resources Index – This index provides investors with a benchmark that represents U.S.-traded securities that are classified in the Energy and Materials sectors, excluding the chemicals industry and steel sub-industry.

HENNESSY FUNDS	1-800-966-4354

Tokyo Stock Price Index (TOPIX) – This index is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

[1]
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data, and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

2
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

3	Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

Important Notice Regarding Delivery of Shareholder Documents

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and Prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may, of course, request an individual copy of a shareholder document at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950, and individual delivery will begin within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, Prospectuses, tax forms, and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION AND FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds or the predecessor funds to the Funds, as applicable, for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (except that for the periods prior to October 31, 2016, the information related to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund was audited by a different independent registered public accounting firm).  Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the annual reports of the Funds, which are available upon request.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$24.16	$18.98	$20.00	$18.68	$15.65

Income from investment operations:
Net investment income (loss)	(0.17)	(0.09)	(0.02)	0.06	(0.04)
Net realized and unrealized gains (losses) on investments	(1.82)	5.27	(0.98)	1.26	3.07
Total from investment operations	(1.99)	5.18	(1.00)	1.32	3.03

Less distributions:
Dividends from net investment income	—	—	(0.02)	—	—
Total distributions	—	—	(0.02)	—	—
Net asset value, end of year	$22.17	$24.16	$18.98	$20.00	$18.68

TOTAL RETURN	(8.24)%	27.29%	(5.00)%	7.07%	19.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$158.98	$197.22	$184.61	$248.74	$227.68
Ratio of expenses to average net assets	1.30%	1.30%	1.32%	1.15%	1.23%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.33)%	(0.18)%	0.30%	(0.17)%
Portfolio turnover rate(1)	133%	98%	97%	102%	84%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$24.85	$19.46	$20.47	$19.08	$15.94

Income from investment operations:
Net investment income	0.11	0.01	0.17	0.03	0.06
Net realized and unrealized gains (losses) on investments	(2.08)	5.38	(1.13)	1.36	3.08
Total from investment operations	(1.97)	5.39	(0.96)	1.39	3.14

Less distributions:
Dividends from net investment income	—	—	(0.05)	—	—
Total distributions	—	—	(0.05)	—	—
Net asset value, end of year	$22.88	$24.85	$19.46	$20.47	$19.08

TOTAL RETURN	(7.93)%	27.70%	(4.69)%	7.29%	19.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$20.52	$31.65	$25.74	$38.96	$25.54
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.96%	0.97%	0.98%	0.99%	1.03%
After expense reimbursement/recoupment	0.96%	0.97%	0.98%	0.99%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	(0.23)%	(0.00)%	0.14%	0.51%	0.03%
After expense reimbursement/recoupment	(0.23)%	(0.00)%	0.14%	0.51%	0.08%
Portfolio turnover rate(1)	133%	98%	97%	102%	84%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$84.92	$70.63	$71.94	$69.46	$63.58

Income from investment operations:
Net investment income (loss)	(0.86)	(0.51)	(0.45)	(0.33)	0.27
Net realized and unrealized gains (losses) on investments	(0.85)	14.80	(0.72)	8.07	6.68
Total from investment operations	(1.71)	14.29	(1.17)	7.74	6.95

Less distributions:
Dividends from net investment income	—	—	—	(0.02)	—
Dividends from net realized gains	(0.01)	—	(0.14)	(5.24)	(1.07)
Total distributions	(0.01)	—	(0.14)	(5.26)	(1.07)
Paid-in capital from redemption fees	—	—	—	—	0.00 (1)
Net asset value, end of year	$83.20	$84.92	$70.63	$71.94	$69.46

TOTAL RETURN	(2.02)%	20.23%	(1.63)%	11.83%	11.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1,339.45	$1,675.00	$1,626.71	$1,615.36	$1,213.03
Ratio of expenses to average net assets	1.47%	1.48%	1.47%	1.46%	1.41%
Ratio of net investment income (loss) to average net assets	(0.72)%	(0.51)%	(0.65)%	(0.55)%	0.41%
Portfolio turnover rate(2)	13%	5%	2%	4%	18%

(1)	Amount is less than $0.01.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS FUND

Financial Highlights

Hennessy Focus Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$87.10	$72.17	$73.24	$70.50	$64.32

Income from investment operations:
Net investment income (loss)	(0.28)	(0.11)	(0.14)	(0.08)	0.35
Net realized and unrealized gains (losses) on investments	(1.15)	15.04	(0.79)	8.19	6.90
Total from investment operations	(1.43)	14.93	(0.93)	8.11	7.25

Less distributions:
Dividends from net investment income	—	—	—	(0.05)	—
Dividends from net realized gains	(0.01)	—	(0.14)	(5.32)	(1.07)
Total distributions	(0.01)	—	(0.14)	(5.37)	(1.07)
Net asset value, end of year	$85.66	$87.10	$72.17	$73.24	$70.50

TOTAL RETURN	(1.65)%	20.69%	(1.27)%	12.23%	11.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$811.96	$1,057.32	$765.82	$520.06	$283.31
Ratio of expenses to average net assets	1.09%	1.10%	1.10%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets	(0.34)%	(0.13)%	(0.28)%	(0.19)%	0.59%
Portfolio turnover rate(1)	13%	5%	2%	4%	18%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$22.46	$18.37	$20.12	$19.00	$17.32

Income from investment operations:
Net investment income (loss)	(0.06)	(0.15)	(0.07)	0.10	(0.05)
Net realized and unrealized gains (losses) on investments	(1.87)	4.36	(1.51)	2.16	3.04
Total from investment operations	(1.93)	4.21	(1.58)	2.26	2.99

Less distributions:
Dividends from net investment income	—	—	(0.03)	—	(0.05)
Dividends from net realized gains	(3.66)	(0.12)	(0.14)	(1.14)	(1.26)
Total distributions	(3.66)	(0.12)	(0.17)	(1.14)	(1.31)
Net asset value, end of year	$16.87	$22.46	$18.37	$20.12	$19.00

TOTAL RETURN	(10.54)%	23.02%	(7.89)%	12.35%	18.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$338.39	$351.16	$485.15	$765.90	$258.17
Ratio of expenses to average net assets	1.31%	1.34%	1.35%	1.17%	1.25%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.33)%	(0.24)%	0.27%	(0.47)%
Portfolio turnover rate(1)	181%	106%	108%	5%	132%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE MID CAP 30 FUND

Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018		2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$23.07		$18.80	$20.55	$19.36	$17.62

Income from investment operations:
Net investment income (loss)	(0.00	)(1)	0.02	0.00 (1)	(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	(1.92)		4.38	(1.54)	2.38	3.17
Total from investment operations	(1.92)		4.40	(1.54)	2.35	3.09

Less distributions:
Dividends from net investment income	—		—	(0.06)	—	(0.09)
Dividends from net realized gains	(3.77)		(0.13)	(0.15)	(1.16)	(1.26)
Total distributions	(3.77)		(0.13)	(0.21)	(1.16)	(1.35)
Net asset value, end of year	$17.38		$23.07	$18.80	$20.55	$19.36

TOTAL RETURN	(10.22)%		23.47%	(7.53)%	12.62%	18.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$329.30		$620.38	$754.97	$306.04	$75.53
Ratio of expenses to average net assets:
Before reimbursement	0.95%		0.97%	0.97%	0.96%	1.07%
After reimbursement	0.95%		0.97%	0.97%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets:
Before reimbursement	(0.12)%		0.04%	0.07%	0.41%	(0.29)%
After reimbursement	(0.12)%		0.04%	0.07%	0.41%	(0.20)%
Portfolio turnover rate(2)	181%		106%	108%	5%	132%

(1)	Amount is less than $(0.01) or $0.01.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$11.75	$10.27	$12.99	$15.16	$13.56

Income from investment operations:
Net investment income	0.06	0.11	0.09	0.17	0.15
Net realized and unrealized gains on investments	0.94	1.49	0.08	0.04	2.28
Total from investment operations	1.00	1.60	0.17	0.21	2.43

Less distributions:
Dividends from net investment income	(0.08)	(0.12)	(0.16)	(0.14)	(0.15)
Dividends from net realized gains	(0.43)	—	(2.73)	(2.24)	(0.68)
Total distributions	(0.51)	(0.12)	(2.89)	(2.38)	(0.83)
Net asset value, end of year	$12.24	$11.75	$10.27	$12.99	$15.16

TOTAL RETURN	8.53%	15.70%	2.63%	1.11%	18.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$125.91	$91.74	$87.73	$98.64	$105.51
Ratio of expenses to average net assets	1.24%	1.25%	1.25%	1.09%	1.15%
Ratio of net investment income to average net assets	0.81%	0.95%	1.22%	1.37%	1.12%
Portfolio turnover rate(1)	70%	65%	53%	79%	57%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$11.87	$10.37	$13.10	$15.30	$13.68

Income from investment operations:
Net investment income	0.14	0.13	0.13	0.20	0.17
Net realized and unrealized gains on investments	0.90	1.52	0.07	0.02	2.30
Total from investment operations	1.04	1.65	0.20	0.22	2.47

Less distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.17)	(0.16)	(0.17)
Dividends from net realized gains	(0.43)	—	(2.76)	(2.26)	(0.68)
Total distributions	(0.53)	(0.15)	(2.93)	(2.42)	(0.85)
Net asset value, end of year	$12.38	$11.87	$10.37	$13.10	$15.30

TOTAL RETURN	8.82%	16.00%	2.92%	1.19%	18.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$19.25	$12.17	$12.24	$13.82	$14.88
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.96%	1.00%	1.01%	0.99%	1.06%
After expense reimbursement/recoupment	0.96%	1.00%	1.01%	0.99%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.08%	1.20%	1.47%	1.47%	1.21%
After expense reimbursement/recoupment	1.08%	1.20%	1.47%	1.47%	1.30%
Portfolio turnover rate(1)	70%	65%	53%	79%	57%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$21.48	$18.36	$17.69	$18.41	$16.90

Income from investment operations:
Net investment income	0.41	0.45	0.43	0.44	0.39
Net realized and unrealized gains (losses) on investments	0.35	3.10	0.67	(0.75)	1.55
Total from investment operations	0.76	3.55	1.10	(0.31)	1.94

Less distributions:
Dividends from net investment income	(0.42)	(0.43)	(0.43)	(0.41)	(0.43)
Dividends from net realized gains	(2.53)	—	—	—	—
Total distributions	(2.95)	(0.43)	(0.43)	(0.41)	(0.43)
Net asset value, end of year	$19.29	$21.48	$18.36	$17.69	$18.41

TOTAL RETURN	3.64%	19.63%	6.41%	(1.77)%	11.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$266.76	$281.07	$126.53	$129.86	$145.04
Ratio of expenses to average net assets	1.21%	1.22%	1.25%	1.10%	1.17%
Ratio of net investment income to average net assets	2.21%	2.36%	2.33%	2.32%	2.18%
Portfolio turnover rate(1)	41%	72%	36%	46%	34%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$21.52	$18.40	$17.67	$18.41	$16.92

Income from investment operations:
Net investment income	0.45	0.43	0.48	0.53	0.59
Net realized and unrealized gains (losses) on investments	0.35	3.18	0.67	(0.83)	1.37
Total from investment operations	0.80	3.61	1.15	(0.30)	1.96

Less distributions:
Dividends from net investment income	(0.46)	(0.49)	(0.42)	(0.44)	(0.47)
Dividends from net realized gains	(2.53)	—	—	—	—
Total distributions	(2.99)	(0.49)	(0.42)	(0.44)	(0.47)
Net asset value, end of year	$19.33	$21.52	$18.40	$17.67	$18.41

TOTAL RETURN	3.88%	19.95%	6.72%	(1.72)%	11.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$7.22	$7.40	$1.88	$1.75	$10.65
Ratio of expenses to average net assets:
Before expense reimbursement	0.98%	0.97%	0.95%	1.00%	1.03%
After expense reimbursement	0.98%	0.97%	0.95%	1.00%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.43%	2.60%	2.63%	2.43%	2.30%
After expense reimbursement	2.43%	2.60%	2.63%	2.43%	2.35%
Portfolio turnover rate(1)	41%	72%	36%	46%	34%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Financial Highlights

Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$14.66	$13.84	$14.19	$15.27	$14.30

Income from investment operations:
Net investment income	0.23	0.20	0.16	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.43	1.48	0.88	(0.02)	0.96
Total from investment operations	0.66	1.68	1.04	0.18	1.16

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.16)	(0.20)	(0.19)
Dividends from net realized gains	(1.52)	(0.66)	(1.23)	(1.06)	—
Total distributions	(1.75)	(0.86)	(1.39)	(1.26)	(0.19)
Net asset value, end of year	$13.57	$14.66	$13.84	$14.19	$15.27

TOTAL RETURN	4.92%	12.56%	8.20%	1.22%	8.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$71.60	$77.75	$83.87	$69.42	$83.89
Gross ratio of expenses, including interest expense, to average net assets	1.95%	1.57%	1.44%	1.28%	1.34%
Ratio of net investment income to average net assets	1.67%	1.38%	1.22%	1.40%	1.31%
Portfolio turnover rate	10%	36%	44%	27%	23%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$16.24	$15.61	$16.15	$16.68	$15.77

Income from investment operations:
Net investment income	0.16	0.14	0.14	0.13	0.16
Net realized and unrealized gains (losses) on investments	0.40	1.95	(0.16)	0.11	1.41
Total from investment operations	0.56	2.09	(0.02)	0.24	1.57

Less distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.13)	(0.13)	(0.16)
Dividends from net realized gains	(0.84)	(1.34)	(0.39)	(0.64)	(0.50)
Total distributions	(0.98)	(1.46)	(0.52)	(0.77)	(0.66)
Net asset value, end of year	$15.82	$16.24	$15.61	$16.15	$16.68

TOTAL RETURN	3.44%	14.16%	(0.12)%	1.43%	10.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$121.32	$155.33	$202.04	$292.84	$284.45
Ratio of expenses to average net assets	1.42%	1.43%	1.43%	1.38%	1.33%
Ratio of net investment income to average net assets	0.89%	0.78%	0.84%	0.83%	1.01%
Portfolio turnover rate(1)	18%	15%	24%	39%	28%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY EQUITY AND INCOME FUND

Financial Highlights

Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$15.34	$14.76	$15.28	$15.80	$14.97

Income from investment operations:
Net investment income	0.19	0.16	0.18	0.19	0.20
Net realized and unrealized gains (losses) on investments	0.39	1.87	(0.13)	0.09	1.33
Total from investment operations	0.58	2.03	0.05	0.28	1.53

Less distributions:
Dividends from net investment income	(0.20)	(0.18)	(0.20)	(0.19)	(0.20)
Dividends from net realized gains	(0.79)	(1.27)	(0.37)	(0.61)	(0.50)
Total distributions	(0.99)	(1.45)	(0.57)	(0.80)	(0.70)
Net asset value, end of year	$14.93	$15.34	$14.76	$15.28	$15.80

TOTAL RETURN	3.86%	14.60%	0.30%	1.75%	10.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$97.86	$110.74	$129.91	$168.84	$102.10
Ratio of expenses to average net assets	1.02%	1.05%	1.03%	1.04%	1.05%
Ratio of net investment income to average net assets	1.28%	1.16%	1.23%	1.18%	1.29%
Portfolio turnover rate(1)	18%	15%	24%	39%	28%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Financial Highlights

Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$12.88	$12.68	$12.37	$12.98	$12.90

Income from investment operations:
Net investment income	0.09	0.06	0.04	0.03	0.02
Net realized and unrealized gains (losses) on investments	0.33	1.09	0.58	(0.01)	0.51
Total from investment operations	0.42	1.15	0.62	0.02	0.53

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.04)	(0.03)	(0.01)
Dividends from net realized gains	(0.88)	(0.90)	(0.27)	(0.60)	(0.44)
Total distributions	(0.96)	(0.95)	(0.31)	(0.63)	(0.45)
Net asset value, end of year	$12.34	$12.88	$12.68	$12.37	$12.98

TOTAL RETURN	3.46%	9.56%	5.20%	0.11%	4.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$11.62	$12.24	$12.08	$11.63	$12.54
Ratio of expenses to average net assets	1.84%	1.82%	1.68%	1.68%	1.75%
Ratio of net investment income to average net assets	0.70%	0.45%	0.33%	0.20%	0.17%
Portfolio turnover rate	21%	31%	51%	34%	23%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy BP Energy Fund

For an Investor Class share outstanding throughout each period

	Period Ended					Period Ended
	October 31,		Year Ended November 30,			November 30,
	2018(5)		2017	2016	2015	2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$19.47		$20.54	$16.41	$20.45	$20.00

Income from investment operations:
Net investment loss(2)	(0.20)		(0.23)	(0.15)	(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.95)		(0.84)	4.28	(3.46)	0.56
Total from investment operations	(1.15)		(1.07)	4.13	(3.56)	0.45

Less distributions:
Dividends from net realized gains	—		—	—	(0.48)	—
Total distributions	—		—	—	(0.48)	—
Net asset value, end of period	$18.32		$19.47	$20.54	$16.41	$20.45

TOTAL RETURN	(5.91	)%(3)	(5.21)%	25.17%	(17.57)%	2.25	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$18.16		$22.66	$19.64	$18.72	$15.14
Ratio of expenses to average net assets	1.82	%(4)	1.87%	1.89%	1.87%	1.98	%(4)
Ratio of net investment loss to average net assets	(1.05	)%(4)	(1.21)%	(0.92)%	(0.51)%	(0.53	)%(4)
Portfolio turnover rate(6)	72	%(3)	84%	83%	79%	72	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30, to October 31, effective October 26, 2018.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole..

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BP ENERGY FUND

Financial Highlights

Hennessy BP Energy Fund

For an Institutional Class share outstanding throughout each period

	Period Ended					Period Ended
	October 31,		Year Ended November 30,			November 30,
	2018(5)		2017	2016	2015	2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$19.61		$20.64	$16.46	$20.45	$20.00

Income from investment operations:
Net investment loss(2)	(0.15)		(0.19)	(0.11)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.96)		(0.84)	4.32	(3.47)	0.51
Total from investment operations	(1.11)		(1.03)	4.21	(3.51)	0.45

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—
Dividends from net realized gains	—		—	—	(0.48)	—
Total distributions	—		—	(0.03)	(0.48)	—
Net asset value, end of period	$18.50		$19.61	$20.64	$16.46	$20.45

TOTAL RETURN	(5.66	)%(3)	(4.99)%	25.61%	(17.32)%	2.25	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$78.81		$122.45	$126.92	$100.05	$68.31
Ratio of expenses to average net assets	1.57	%(4)	1.62%	1.60%	1.54%	1.73	%(4)
Ratio of net investment loss to average net assets	(0.79	)%(4)	(0.98)%	(0.65)%	(0.20)%	(0.28	)%(4)
Portfolio turnover rate(6)	72	%(3)	84%	83%	79%	72	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy BP Midstream Fund

For an Investor Class share outstanding throughout each period

	Period Ended						Period Ended
	October 31,		Year Ended November 30,				November 30,
	2018(7)		2017	2016	2015		2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.51		$16.54	$15.45	$22.25		$20.00

Income from investment operations:
Net investment loss(2)(6)	(0.16)		(0.22)	(0.17)	(0.20)		(0.20)
Net realized and unrealized gains (losses) on investments	(0.66)		(0.78)	2.29	(5.60)		2.87
Total from investment operations	(0.82)		(1.00)	2.12	(5.80)		2.67

Less distributions:
Dividends from return of capital	(1.03)		(1.03)	(1.03)	(1.00)		(0.42)
Total distributions	(1.03)		(1.03)	(1.03)	(1.00)		(0.42)
Net asset value, end of period	$12.66		$14.51	$16.54	$15.45		$22.25

TOTAL RETURN	(6.15	)%(3)	(6.49)%	14.78%	(27.17)%		13.37	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$20.07		$16.86	$13.43	$8.76		$7.17
Ratio of expenses to average net assets:
Before expense reimbursement	1.83	%(4)	1.89%	2.21%	2.70%		4.04	%(4)
After expense reimbursement	1.75	%(4)	1.75%	1.74%	1.74%		1.75	%((4)
State and federal income tax expense	0.03%		0.02%	—	—		—
Deferred tax expense	—		—	—	(1.32	)%(5)	3.98	%(4)(5)
Total expense	1.78	%(4)	1.77%	1.74%	0.42%		5.73	%(4)
Ratio of net investment loss to average net assets:
Before expense reimbursement(6)	(1.34	)%(4)	(1.50)%	(1.60)%	(1.97)%		(3.28	)%(4)
After expense reimbursement(6)	(1.26	)%(4)	(1.36)%	(1.13)%	(1.01)%		(0.99	)%(4)
Portfolio turnover rate(8)	64	%(3)	63%	139%	96%		70	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Deferred tax expense estimate is derived from net investment loss and realized and unrealized gain/loss.
(6)	Includes state income tax expense and deferred tax expense from net investment loss only.
(7)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BP MIDSTREAM FUND

Financial Highlights

Hennessy BP Midstream Fund

For an Institutional Class share outstanding throughout each period

	Period Ended						Period Ended
	October 31,		Year Ended November 30,				November 30,
	2018(7)		2017	2016	2015		2014(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.66		$16.66	$15.53	$22.28		$20.00

Income from investment operations:
Net investment loss(2)(6)	(0.14)		(0.18)	(0.12)	(0.14)		(0.15)
Net realized and unrealized gains (losses) on investments	(0.66)		(0.79)	2.28	(5.61)		2.87
Total from investment operations	(0.80)		(0.97)	2.16	(5.75)		2.72

Less distributions:
Dividends from return of capital	(1.03)		(1.03)	(1.03)	(1.00)		(0.44)
Total distributions	(1.03)		(1.03)	(1.03)	(1.00)		(0.44)
Net asset value, end of period	$12.83		$14.66	$16.66	$15.53		$22.28

TOTAL RETURN	(5.94	)%(3)	(6.25)%	14.97%	(26.90)%		13.60	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$61.92		$82.59	$33.22	$15.72		$7.79
Ratio of expenses to average net assets:
Before expense reimbursement	1.56	%(4)	1.64%	1.95%	2.34%		3.79	%(4)
After expense reimbursement	1.50	%(4)	1.50%	1.48%	1.42%		1.50	%(4)
State and federal income tax expense	0.02%		0.02%	—	—		—
Deferred tax expense	—		—	—	(1.24	)%(5)	3.98	%(4)(5)
Total expense	1.52	%(4)	1.52%	1.48%	0.18%		5.48	%(4)
Ratio of net investment loss to average net assets:
Before expense reimbursement(6)	(1.15	)%(4)	(1.28)%	(1.28)%	(1.63)%		(3.03	)%(4)
After expense reimbursement(6)	(1.09	)%(4)	(1.14)%	(0.81)%	(0.71)%		(0.74	)%(4)
Portfolio turnover rate(8)	64	%(3)	63%	139%	96%		70	%(3)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Deferred tax expense estimate is derived from the net investment loss and realized and unrealized gain/loss.
(6)	Includes state income tax expense and deferred tax expense from net investment loss only.
(7)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$30.35	$28.57	$27.69	$31.30	$26.69

Income from investment operations:
Net investment income	0.65	0.70	0.62	0.69	0.62
Net realized and unrealized gains (losses) on investments	(1.52)	2.20	1.58	(2.69)	5.18
Total from investment operations	(0.87)	2.90	2.20	(2.00)	5.80

Less distributions:
Dividends from net investment income	(0.64)	(0.72)	(0.69)	(0.70)	(0.59)
Dividends from net realized gains	(0.16)	(0.40)	(0.63)	(0.91)	(0.60)
Total distributions	(0.80)	(1.12)	(1.32)	(1.61)	(1.19)
Paid-in capital from redemption fees	—	—	—	—	0.00 (1)
Net asset value, end of year	$28.68	$30.35	$28.57	$27.69	$31.30

TOTAL RETURN	(2.86)%	10.39%	8.52%	(6.59)%	22.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$825.18	$1,306.70	$1,454.93	$1,649.21	$2,254.98
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	0.93%	0.77%
Ratio of net investment income to average net assets	2.18%	2.34%	2.25%	2.33%	2.26%
Portfolio turnover rate(2)	14%	18%	38%	37%	20%

(1)	Amount is less than $0.01.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY GAS UTILITY FUND

Financial Highlights

Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each period

	Year Ended	Period Ended
	October 31, 2018	October 31, 2017(1)
PER SHARE DATA:
Net asset value, beginning of period	$30.32	$29.68

Income from investment operations:
Net investment income	0.71	0.62
Net realized and unrealized gains (losses) on investments	(1.47)	0.72
Total from investment operations	(0.76)	1.34

Less distributions:
Dividends from net investment income	(0.75)	(0.70)
Dividends from net realized gains	(0.16)	—
Total distributions	(0.91)	(0.70)
Net asset value, end of period	$28.65	$30.32

TOTAL RETURN	(2.51)%	4.56	%(2)(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$107.75	$84.62
Ratio of expenses to average net assets	0.65%	0.64	%(4)
Ratio of net investment income to average net assets	2.47%	1.23	%(4)
Portfolio turnover rate(5)	14%	18	%(2)

(1)	Institutional Class shares commenced operations on March 1, 2017.
(2)	Not annualized.
(3)	Actual return from inception date of March 1, 2017, to the year end of October 31, 2017.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018		2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$32.75		$27.81	$24.07	$21.77	$19.68

Income from investment operations:
Net investment loss	(0.00	)(1)	(0.03)	(0.11)	(0.10)	(0.06)
Net realized and unrealized gains on investments	0.89		4.97	3.85	2.40	2.15
Total from investment operations	0.89		4.94	3.74	2.30	2.09

Less distributions:
Dividends from net investment income	(0.01)		—	—	—	—
Dividends from return of capital	—		—	—	—	—
Total distributions	(0.01)		—	—	—	—
Net asset value, end of year	$33.63		$32.75	$27.81	$24.07	$21.77

TOTAL RETURN	2.70%		17.76%	15.54%	10.56%	10.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$103.33		$84.44	$61.85	$61.56	$27.26
Ratio of expenses to average net assets	1.43%		1.46%	1.50%	1.53%	1.70%
Ratio of net investment loss to average net assets	(0.02)%		(0.15)%	(0.38)%	(0.44)%	(0.18)%
Portfolio turnover rate(2)	1%		0%	5%	21%	22%

(1)	Amount is less than $(0.01).
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN FUND

Financial Highlights

Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$33.64	$28.45	$24.55	$22.15	$19.98

Income from investment operations:
Net investment income (loss)	0.15	0.03	(0.01)	(0.02)	0.07
Net realized and unrealized gains on investments	0.91	5.16	3.91	2.42	2.10
Total from investment operations	1.06	5.19	3.90	2.40	2.17

Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—
Dividends from return of capital	—	—	—	—	—
Total distributions	(0.03)	—	—	—	—
Net asset value, end of year	$34.67	$33.64	$28.45	$24.55	$22.15

TOTAL RETURN	3.14%	18.24%	15.89%	10.84%	10.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$399.76	$177.42	$67.78	$54.13	$25.75
Ratio of expenses to average net assets	1.01%	1.05%	1.17%	1.27%	1.50%
Ratio of net investment income (loss) to average net assets	0.49%	0.30%	(0.03)%	(0.08)%	0.26%
Portfolio turnover rate(1)	1%	0%	5%	21%	22%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$14.92	$11.29	$10.29	$10.51	$11.70

Income from investment operations:
Net investment income (loss)	0.05	0.08	0.03	(0.02)	(0.04)
Net realized and unrealized gains on investments	0.35	3.77	1.31	0.71	1.36
Total from investment operations	0.40	3.85	1.34	0.69	1.32

Less distributions:
Dividends from net investment income	(0.05)	(0.12)	—	—	—
Dividends from net realized gains	(0.28)	(0.10)	(0.34)	(0.91)	(2.51)
Total distributions	(0.33)	(0.22)	(0.34)	(0.91)	(2.51)
Net asset value, end of year	$14.99	$14.92	$11.29	$10.29	$10.51

TOTAL RETURN	2.64%	34.82%	13.44%	7.37%	13.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$100.93	$69.86	$26.23	$22.68	$19.36
Ratio of expenses to average net assets	1.46%	1.60%	1.91%	2.12%	2.24%
Ratio of net investment income (loss) to average net assets	0.21%	0.26%	0.25%	(0.38)%	(0.39)%
Portfolio turnover rate(1)	35%	41%	22%	75%	63%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN SMALL CAP FUND

Financial Highlights

Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each period

				Period Ended
	Year Ended October 31,			October 31,
	2018	2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.72	$11.33	$10.30	$10.89

Income from investment operations:
Net investment income (loss)	0.11	0.05	0.06	(0.01)
Net realized and unrealized gains (losses) on investments	0.36	3.78	1.31	(0.58)
Total from investment operations	0.47	3.83	1.37	(0.59)

Less distributions:
Dividends from net investment income	(0.08)	(0.10)	—	—
Dividends from net realized gains	(0.28)	(0.34)	(0.34)	—
Total distributions	(0.36)	(0.44)	(0.34)	—
Net asset value, end of period	$14.83	$14.72	$11.33	$10.30

TOTAL RETURN	3.12%	35.17%	13.73%	(5.42	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$98.42	$28.71	$3.42	$2.65
Ratio of expenses to average net assets	1.04%	1.19%	1.63%	1.86	%(3)
Ratio of net investment income (loss) to average net assets	0.77%	0.80%	0.63%	(1.04	)%(3)
Portfolio turnover rate(4)	35%	41%	22%	75	%(2)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$22.02	$16.23	$18.36	$20.87	$19.01

Income from investment operations:
Net investment income (loss)	(0.07)	(0.08)	0.07	0.01	0.00 (1)
Net realized and unrealized gains (losses) on investments	0.48	5.97	(0.49)	(0.40)	2.44
Total from investment operations	0.41	5.89	(0.42)	(0.39)	2.44

Less distributions:
Dividends from net investment income	—	(0.10)	(0.02)	—	—
Dividends from net realized gains	(1.00)	—	(1.69)	(2.12)	(0.58)
Total distributions	(1.00)	(0.10)	(1.71)	(2.12)	(0.58)
Net asset value, end of year	$21.43	$22.02	$16.23	$18.36	$20.87

TOTAL RETURN	1.82%	36.41%	(2.57)%	(2.57)%	13.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$40.99	$26.33	$26.67	$100.73	$98.07
Ratio of expenses to average net assets	1.69%	1.81%	1.66%	1.57%	1.49%
Ratio of net investment income (loss) to average net assets	(0.44)%	(0.41)%	0.16%	0.03%	(0.01)%
Portfolio turnover rate(2)	64%	76%	141%	74%	58%

(1)	Amount is less than $0.01.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY LARGE CAP FINANCIAL FUND

Financial Highlights

Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each period
				Period Ended
	Year Ended October 31,			October 31,
	2018	2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$21.91	$16.26	$18.39	$19.72

Income from investment operations:
Net investment income (loss)	0.03	0.18	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.45	5.78	(0.36)	(1.34)
Total from investment operations	0.48	5.96	(0.34)	(1.33)

Less distributions:
Dividends from net investment income	—	(0.31)	(0.09)	—
Dividends from net realized gains	(1.00)	—	(1.70)	—
Total distributions	(1.00)	(0.31)	(1.79)	—
Net asset value, end of period	$21.39	$21.91	$16.26	$18.39

TOTAL RETURN	2.16%	36.92%	(2.14)%	(6.74	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.85	$5.83	$0.35	$0.29
Ratio of expenses to average net assets	1.34%	1.50%	1.24%	1.19	%(3)
Ratio of net investment income (loss) to average net assets	(0.07)%	(0.17)%	0.52%	0.25	%(3)
Portfolio turnover rate(4)	64%	76%	141%	74	%(2)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018		2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$26.02		$23.48	$23.81	$24.13	$25.40

Income from investment operations:
Net investment income (loss)	0.03		(0.04)	0.10	0.03 (1)	(0.10)
Net realized and unrealized gains (losses) on investments	(2.12)		5.83	1.20	2.99	0.49
Total from investment operations	(2.09)		5.79	1.30	3.02	0.39

Less distributions:
Dividends from net investment income	(0.00	)(2)	(0.06)	(0.03)	—	(0.06)
Dividends from net realized gains	(1.97)		(3.19)	(1.60)	(3.34)	(1.60)
Total distributions	(1.97)		(3.25)	(1.63)	(3.34)	(1.66)
Paid-in capital from redemption fees	—		—	—	—	0.00 (2)
Net asset value, end of year	$21.96		$26.02	$23.48	$23.81	$24.13

TOTAL RETURN	(8.79)%		25.03%	5.80%	14.51%	1.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$122.00		$174.01	$132.09	$218.50	$193.09
Ratio of expenses to average net assets	1.54%		1.52%	1.54%	1.50%	1.44%
Ratio of net investment income (loss) to average net assets	0.11%		(0.06)%	0.38%	0.17%	(0.36)%
Portfolio turnover rate(3)	28%		46%	46%	49%	47%

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01 or $(0.01).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SMALL CAP FINANCIAL FUND

Financial Highlights

Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$15.69	$14.23	$14.39	$14.53	$15.96

Income from investment operations:
Net investment income (loss)	0.07	0.02	0.09	0.06 (1)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.27)	3.56	0.75	1.81	0.40
Total from investment operations	(1.20)	3.58	0.84	1.87	0.31

Less distributions:
Dividends from net investment income	(0.02)	(0.17)	(0.04)	—	(0.14)
Dividends from net realized gains	(1.19)	(1.95)	(0.96)	(2.01)	(1.60)
Total distributions	(1.21)	(2.12)	(1.00)	(2.01)	(1.74)
Net asset value, end of year	$13.28	$15.69	$14.23	$14.39	$14.53

TOTAL RETURN	(8.42)%	25.56%	6.22%	14.91%	1.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$35.66	$37.92	$21.27	$25.94	$42.23
Ratio of expenses to average net assets	1.15%	1.15%	1.17%	1.17%	1.12%
Ratio of net investment income (loss) to average net assets	0.51%	0.30%	0.72%	0.48%	(0.04)%
Portfolio turnover rate(2)	28%	46%	46%	49%	47%

(1)	Calculated based on average shares outstanding method.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017		2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$18.46	$15.82		$15.36	$14.86	$13.57

Income from investment operations:
Net investment loss	(0.05)	(0.23)		(0.68)	(0.38)	(0.23)
Net realized and unrealized gains on investments	1.26	2.87		1.14	0.88	1.52
Total from investment operations	1.21	2.64		0.46	0.50	1.29

Less distributions:
Dividends from net realized gains	(1.63)	—		—	—	—
Total distributions	(1.63)	—		—	—	—
Net asset value, end of year	$18.04	$18.46		$15.82	$15.36	$14.86

TOTAL RETURN	7.25%	16.69%		2.99%	3.36%	9.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.31	$3.20		$2.91	$4.04	$4.99
Ratio of expenses to average net assets:
Before expense reimbursement	3.70%	4.16%		3.61%	3.13%	2.92%
After expense reimbursement	1.23%	2.15	%(1)	3.61%	2.75%	1.95%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.83)%	(3.16)%		(2.92)%	(2.30)%	(2.53)%
After expense reimbursement	(0.36)%	(1.15	)%(1)	(2.92)%	(1.92)%	(1.55)%
Portfolio turnover rate(2)	225%	267%		80%	163%	204%

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TECHNOLOGY FUND

Financial Highlights

Hennessy Technology Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2018	2017		2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of year	$18.85	$16.11		$15.58	$15.02	$13.68

Income from investment operations:
Net investment income (loss)	0.01	(0.12)		(0.43)	(0.25)	(0.26)
Net realized and unrealized gains on investments	1.28	2.86		0.96	0.81	1.60
Total from investment operations	1.29	2.74		0.53	0.56	1.34

Less distributions:
Dividends from net realized gains	(1.67)	—		—	—	—
Total distributions	(1.67)	—		—	—	—
Net asset value, end of year	$18.47	$18.85		$16.11	$15.58	$15.02

TOTAL RETURN	7.54%	17.01%		3.40%	3.73%	9.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1.09	$1.22		$0.90	$0.95	$0.93
Ratio of expenses to average net assets:
Before expense reimbursement	3.27%	3.74%		3.28%	2.76%	2.60%
After expense reimbursement	0.98%	1.77	%(1)	3.28%	2.44%	1.70%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.41)%	(2.74)%		(2.59)%	(1.92)%	(2.23)%
After expense reimbursement	(0.12)%	(0.77	)%(1)	(2.59)%	(1.60)%	(1.33)%
Portfolio turnover rate(2)	225%	267%		80%	163%	204%

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

If you hold shares of any of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with nonaffiliated third parties.

HENNESSYFUNDS.COM

PRIVACY POLICY AND FUND SYMBOLS AND CUSIPS

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Investor Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy BP Energy Fund	HNRGX	42588P742
Hennessy BP Midstream Fund	HMSFX	42588P726
Hennessy Gas Utility Fund	GASFX	42588P833
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Technology Fund	HTECX	42588P858

The Institutional Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Institutional Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy BP Energy Fund	HNRIX	42588P734
Hennessy BP Midstream Fund	HMSIX	42588P718
Hennessy Gas Utility Fund	HGASX	42588P759
Hennessy Japan Fund	HJPIX	425894201
Hennessy Japan Small Cap Fund	HJSIX	42588P767
Hennessy Large Cap Financial Fund	HILFX	42588P775
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841

Not part of Prospectus.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

For information, questions, or assistance, please call
Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

To learn more about the Hennessy Funds, please read the Funds’ Statement of Additional Information (the “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into this Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. Each Fund’s annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge upon request, by calling 1-800-966-4354 or 1-415-899-1555 or at www.hennessyfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or 1-415-899-1555 or write to the following address:

Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by emailing publicinfo@sec.gov.

When seeking information about the Funds, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.